Inventories, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventories, Net	Inventories, net consists of the following:

	June 30, 2012	December 31, 2011
	(in millions)
Raw materials	$528	$248
Work in process	237	202
Finished goods	1,097	894
	$1,862	$1,344
Inventories, net consists of the following:

	December 31,
	2011	2010
	(in millions)
Raw materials	$248	$211
Work in process	202	195
Finished goods	894	757
Total inventories, net	$1,344	$1,163